Amana Developing World Fund
Amana Developing World Fund
Investment Objective
Long-term capital growth, consistent with Islamic principles.
Fees and Expenses
This section describes the fees and expenses that you may pay if you buy and hold shares of the Developing World Fund.
Shareowner Fees
Shareholder Fees - Amana Developing World Fund - USD ($)	Developing World Fund Investor Shares	Developing World Fund Institutional Shares
Shareowner Fees	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Amana Developing World Fund	Developing World Fund Investor Shares	Developing World Fund Institutional Shares
Management Fees	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.29%	0.41%
Total Annual Fund Operating Expenses	1.34%	1.21%

Example
The example below is intended to help investors compare the cost of investing in shares of the Developing World Fund with the cost of investing in other mutual funds.
The example assumes an investor invests $10,000 in shares of the Developing World Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's expenses would be:

Expense Example - Amana Developing World Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Developing World Fund Investor Shares	136	425	734	1,613
Developing World Fund Institutional Shares	123	384	665	1,466

Portfolio Turnover
The Developing World Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in taxable distributions. Personal income taxes, which are not reflected in annual fund operating expenses or in the example, affect your after-tax returns. During the most recent fiscal year, the Fund's portfolio turnover rate was 9.47% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Developing World Fund invests at least 80% of total net assets in common stocks of companies with significant exposure (50% or more of production assets, or revenues) to countries with developing economies and/or markets. Investment decisions are made in accordance with Islamic principles. Generally, Islamic principles require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is prohibited by Islamic principles. Some of the businesses not permitted are alcohol, pornography, insurance, gambling, pork processing, and interest-based banks or finance associations.
The Developing World Fund does not make any investments that pay interest. Islamic principles discourage speculation, and the Funds tend to hold investments for several years.
The Developing World Fund diversifies its investments across the industries, companies, and countries of the developing world, and principally follows a large-cap value investment style. The Fund seeks companies demonstrating both Islamic and sustainable characteristics. The Fund's adviser considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, and financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance ("ESG"). The Fund's adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to present low risks in ESG. The Fund's adviser also uses negative screening to exclude security issuers primarily engaged in higher ESG risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and fossil fuel extraction.
In determining whether a country is part of the developing world, the Fund's adviser (Saturna Capital Corporation) will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capitalization as a percentage of gross domestic product, the overall regulatory environment, and limits on foreign ownership and restrictions on repatriation of initial capital or income.
Through reference to data provided by various globally recognized organizations such as the International Monetary Fund, The World Bank, and the Organization for Economic Cooperation and Development, the adviser maintains a list of countries it considers to have developing economies and/or markets. The list, which changes over time, currently includes: Argentina, Bahrain, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Ecuador, Hungary, India, Indonesia,
Jordan, Kuwait, Malaysia, Malta, Mexico, Oman, Panama, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, Slovenia, South Africa, South Korea, Taiwan, Thailand, Turkey, Vietnam, and United Arab Emirates.
By allowing investments in companies headquartered in more advanced economies yet having the majority of production assets or revenues in the developing world, the Developing World Fund seeks to reduce its foreign investing risk.

Principal Risks of Investing
Market risk:
The value of Developing World Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities and currency markets as well as the fortunes of the industries and companies in which the Fund invests.
Investment strategy risk:
Islamic principles restrict the Developing World Fund's ability to invest in certain market sectors, such as financial companies and conventional fixed-income securities. The adviser believes that Islamic and sustainable investing may mitigate security-specific risks, but the screens used in connection with these strategies reduce the investable universe which may limit investment opportunities and adversely affect the Fund's performance. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.
Equity securities risk:
Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.
Foreign investing risk:
The Developing World Fund involves risks not typically associated with investing in US securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation, or confiscation of assets, and (6) differing reporting, accounting, and auditing standards of foreign countries.
Developing world risk:
All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation, or confiscation of assets, and (6) differing reporting, accounting, and auditing standards of foreign countries. In developing markets, these risks are magnified by less mature political systems and weaker corporate governance standards than typically found in the developed world.

Performance
Annual Total Returns
The following bar chart presents the calendar year total returns of the Developing World Fund Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance data current to the most recent month-end and quarter-end are available on www.amanafunds.com.

Best Quarter	Q1 2019	7.79%
Worst Quarter	Q3 2015	-13.37%
The year-to-date return as of the most recent calendar quarter (which ended June 30, 2020) was -3.29%.

Average Annual Total Returns
The table below presents the average annual returns of the Developing World Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for the previous one and five years and since the Fund's inception on September 28, 2009, compare to those of a broad-based market index.

Average Annual Total Returns - Amana Developing World Fund	Label	1 Year	5 Years	10 Years	Life of Fund
Developing World Fund Investor Shares	AMDWX	18.68%	0.38%	0.56%	0.85%	[1]
Developing World Fund Investor Shares | Return after taxes on distributions		18.61%	0.32%	0.51%	0.80%	[1]
Developing World Fund Investor Shares | Return after taxes on distributions and sale of Fund shares		11.16%	0.31%	0.44%	0.66%	[1]
Developing World Fund Institutional Shares	AMIDX	18.72%	0.59%		0.27%	[2]
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)		18.42%	5.61%	3.68%	4.05%	[2]
[1]	Amana Developing World Fund Investor Shares began operations September 28, 2009.
[2]	Amana Developing World Fund Institutional Shares began operations September 25, 2013, and the Life of Fund return for the MSCI Emerging Markets Index is shown since this date.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. After-tax returns illustrated are only for the Investor Shares; after-tax returns for Institutional Shares will vary. Actual after-tax returns depend on an investor's tax situation and likely differ from those illustrated. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.